Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (1,354)	¥ 296	¥ (147)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(216)	263	51
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(398)	61	(39)
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(618)	(13)	(98)
Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(1)	0	0
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(27)	(20)	(34)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(94)	5	(27)
Foreign exchange gains (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(407)	58	(45)
Foreign exchange gains (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(398)	61	(39)
Foreign exchange gains (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(9)	(3)	(6)
Trading account profits (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(947)	238	(102)
Trading account profits (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(216)	263	51
Trading account profits (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Trading account profits (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(618)	(13)	(98)
Trading account profits (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(1)	0	0
Trading account profits (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(27)	(20)	(34)
Trading account profits (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (85)	¥ 8	¥ (21)